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                                                                           IDS
                                                                    Tax-Exempt
                                                                     Bond Fund

                                                            1998 ANNUAL REPORT
                                                         (PROSPECTUS ENCLOSED)

(icon of) padlock

The goal of IDS Tax-Exempt Bond Fund is to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

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Double-Barreled Benefit

Most of the public facilities that we take for granted -- schools, water and sewer systems, highways, government buildings -- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"), which are bought by investors, including Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes.


IDS TAX-EXEMPT BOND FUND     (This annual report is not part of the prospectus.)

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Table of Contents

1998 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report                            10
Financial Statements                                    11
Notes to Financial Statements                           14
Investments in Securities                               20
Federal Income Tax Information                          38

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      5p
Fees and Expenses                                     7p
Management                                            8p

Buying and Selling Shares                             8p
Valuing Fund Shares                                   8p
Investment Options                                    9p
Purchasing Shares                                    10p
Sales Charges                                        13p
Exchanging/Selling Shares                            17p

Distributions and Taxes                              21p

Personalized Shareholder  Information                23p

About the Company                                    24p

Quick Telephone Reference                            26p

Financial Highlights                                 27p

Appendix                                             29p

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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From the Chairman

(picture of) William R. Pearce
William R. Pearce
Chairman of the board

If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


William R. Pearce



From the Portfolio Manager

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio manager

A largely positive bond environment led to a productive 12 months for IDS Tax-Exempt Bond Fund. Investors in the Fund's Class A shares realized a total return (net asset value change and dividends) of 6.96% for the fiscal year -- December 1997 through November 1998. The bulk of the return came in the form of tax-free dividends.

The period got off to a good start, as interest rates declined through early January, boosting bond values along the way. The rate drop was initially spawned by a meltdown in Asian financial markets, a far-reaching phenomenon that caused investors to anticipate slower economic growth in the U.S. and, ultimately, downward pressure on domestic inflation. In addition, global investors quickly began moving money out of smaller foreign markets as a whole in favor of the perceived safe haven offered by the U.S. bond market.

IDS TAX-EXEMPT BOND FUND     (This annual report is not part of the prospectus.)

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Soon,  though,  investors  reassessed  the  situation  and decided that the U.S.
economy might actually experience little ill effect from the "Asian flu" and, in fact, might be growing rapidly enough to light a fire under inflation and prompt the Federal Reserve to raise interest rates. Investors wrestled with that possibility over the ensuing months, which kept the bond market off balance through spring.

It was then that the bond market got another boost, as the Asian flu struck again, this time in Russia and Latin America. As before, investors sought out the perceived safety of U.S. bonds, and their buying drove interest rates down and bond prices up. The market reversed direction in the final weeks of the fiscal year, though, as rates rose.

PRICIES RESTRAINED
As for municipal bonds in particular, their performance was restrained by a heavy supply of new issues and weak cash flow into the municipal market, the latter largely a result of the more attractive returns being generated by the stock market. In addition, the "flight to quality" on the part of foreign investors was confined almost exclusively to U.S. Treasury bonds, whose perceived safety and liquidity were the key lures. Still, municipals did experience some price appreciation.

I made only minor changes to the portfolio during the 12 months. They included lengthening the duration a bit last spring and gradually upgrading the overall credit quality. (Duration is a function of the average maturity of the portfolio's investments that determines how sensitive the Fund's net asset value is to changes in interest rates. The longer the duration, the greater the sensitivity.) Overall, the longer duration enhanced performance modestly. On the other hand, performance suffered somewhat (a loss of well under 1%) because of one default among the portfolio's 160 bond holdings. As I have for some time, I also maintained a moderate exposure (about 15% of assets) to zero-coupon bonds with call protection -- a beneficial feature during periods of falling interest rates.

I think the environment continues to look good for municipal bonds as we begin the new fiscal year. If inflation stays low, which I expect, interest rates are likely to hold reasonably steady, if not decline. But in any event, municipals should still provide a return comfortably ahead of inflation.



Terry L. Seierstad

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998.........................................................$  4.18
Nov. 30, 1997.........................................................$  4.11
Increase..............................................................$  0.07

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income...........................................................$  0.21
From capital gains....................................................$    --
Total distribution....................................................$  0.21

Total return*......................................................... +6.96%**
 Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998.........................................................$  4.18
Nov. 30, 1997.........................................................$  4.11
Increase..............................................................$  0.07

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income...........................................................$  0.18
From capital gains....................................................$    --
Total distribution....................................................$  0.18

Total return*......................................................... +6.18%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998.........................................................$  4.18
Nov. 30, 1997.........................................................$  4.11
Increase..............................................................$  0.07

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income...........................................................$  0.21
From capital gains....................................................$    --
Total distribution....................................................$  0.21

Total return*......................................................... +7.06%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.


IDS TAX-EXEMPT BOND FUND    (This annual report is not part of the prospectus.)

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

The 10 Largest Holdings

                                                                            Percent                           Value
                                                                     (of net assets)           (as of Nov. 30, 1998)
San Antonio Texas Water Refunding Revenue Bonds
6.40% 2007                                                                     2.69%                    $27,414,999

San Antonio Texas Electric & Gas SystemsPre-refunded
Revenue Bonds Series 1989A
6.50% 2012                                                                     2.63                      26,776,417

Delaware County Pennsylvania Industrial Development
Authority Pollution Control Refunding Revenue Bonds
Philadelphia Electric Series 1991A
7.38% 2021                                                                     2.48                      25,272,779

Chicago Illinois Public Building CommissionBuilding
Revenue Bonds Chicago Board of Education
Series 1990A Escrowed to Maturity
6.50% 2018                                                                     2.38                      24,244,011

New York State Urban Development Correctional Capital
Facilities Revenue Bonds 4th Series 1993
5.38% 2023                                                                     2.37                      24,156,744

Georgia Municipal Electric Authority Special Obligation
Bonds Project 1 4th Crossover Series 1997X
6.50% 2020                                                                     2.31                      23,574,172

New York State Dormitory Authority State Courts Facilities
Lease Revenue Bonds Series 1993A
5.25% 2021                                                                     1.97                      20,119,200

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
6.50% 2024                                                                     1.97                      20,028,800

Issaquah Washington School District 411 King County
Unlimited Tax General Obligation Bonds Series 1992
6.38% 2008                                                                     1.91                      19,419,704

Phoenix Arizona Industrial Development Authority
Single Family Mortgage Revenue Capital Appreciation
Bonds Zero Coupon Escrowed to Maturity
6.69% 2014                                                                     1.77                      18,001,229

For further detail about these  holdings,  please refer to the section  entitled
"Investments in securities" herein.


(icon of) pie chart         The 10 holdings listed here

                            make up 22.48% of net assets

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


IDS TAX-EXEMPT BOND FUND    (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in IDS Tax-Exempt Bond Fund


$20,000
                                                                    $19,762
                                                             IDS Tax-Exempt
                                                          Bond Fund Class A
                                         Lehman Brothers
$10,000                             Municipal Bond Index



 $9,500



1988    1989   1990   1991   1992   1993   1994    1995    1996    1997    1998

Average annual total return (as of Nov. 30, 1998)

                   1 year     Since inception*      5 years       10 years
 Class A           +1.61%             --%            +4.81%        +7.05%
 Class B           +2.18%          +6.10%               --%           --%
 Class Y           +7.06%          +7.71%               --%           --%

* Inception date was March 20, 1995.

Assumes: Holding period from 12/1/88 to 11/30/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $9,684. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance measure, Lehman Brothers Municipal Bond Index. In comparing Tax-Exempt Bond Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index is an unmanaged index made up of a representative list of general obligation,revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in Tax-Exempt Bond Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

The  financial   statements   contained  in  Post-Effective   Amendment  #45  to
Registration Statement No. 2-57328 filed on or about January 27, 1999, are incorporated herein by reference.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on your year-end statement.

IDS Tax-Exempt Bond FundFiscal year ended Nov. 30, 1998

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

Dec. 26, 1997                                                  $ 0.01732
Jan. 28, 1998                                                    0.01839
Feb. 26, 1998                                                    0.01651
March 26, 1998                                                   0.01621
April 28, 1998                                                   0.01893
May 27, 1998                                                     0.01671
June 25, 1998                                                    0.01664
July 27, 1998                                                    0.01801
Aug. 26, 1998                                                    0.01666
Sept. 24, 1998                                                   0.01657
Oct. 26, 1998                                                    0.01760
Nov. 24, 1998                                                    0.01632
Total                                                            0.20587

Taxable dividend -- income distribution.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.00052
Total distributions                                             $0.20639

IDS TAX-EXEMPT BOND FUND    (This annual report is not part of the prospectus.)

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Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.01467
Jan. 28, 1998                                                    0.01555
Feb. 26, 1998                                                    0.01401
March 26, 1998                                                   0.01381
April 28, 1998                                                   0.01611
May 27, 1998                                                     0.01425
June 25, 1998                                                    0.01416
July 27, 1998                                                    0.01527
Aug. 26, 1998                                                    0.01410
Sept. 24, 1998                                                   0.01407
Oct. 26, 1998                                                    0.01481
Nov. 24, 1998                                                    0.01383
Total                                                           $0.17464


Taxable dividend -- income distribution.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.00052
Total distributions                                             $0.17516

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1998

Class Y

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.01755
Jan. 28, 1998                                                    0.01865
Feb. 26, 1998                                                    0.01675
March 26, 1998                                                   0.01643
April 28, 1998                                                   0.01919
May 27, 1998                                                     0.01693
June 25, 1998                                                    0.01686
July 27, 1998                                                    0.01827
Aug. 26, 1998                                                    0.01688
Sept. 24, 1998                                                   0.01681
Oct. 26, 1998                                                    0.01786
Nov. 24, 1998                                                    0.01656
Total                                                           $0.20874

Taxable dividend -- income distribution.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.00052
Total distributions                                             $0.20926

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

IDS TAX-EXEMPT BOND FUND    (This annual report is not part of the prospectus.)

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Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 1998 are listed below.

Alabama                                      0.405%
Alaska                                       0.767
Arizona                                      3.676
California                                   8.727
Colorado                                     1.934
Connecticut                                  0.889
Delaware                                     0.219
Florida                                      3.630
Georgia                                      3.369
Hawaii                                       0.646
Idaho                                        0.401
Illinois                                     9.254
Indiana                                      2.755
Iowa                                         0.397
Kentucky                                     0.800
Louisiana                                    2.247
Maryland                                     2.825
Massachusetts                                1.962
Michigan                                     3.079
Minnesota                                    3.109
Mississippi                                  0.229
Missouri                                     1.290
Nevada                                       0.510
New Hampshire                                0.110
New Jersey                                   1.797
New Mexico                                   0.087
New York                                    10.739
North Carolina                               4.206
North Dakota                                 0.473
Ohio                                         1.082
Oklahoma                                     0.393
Pennsylvania                                 4.245
Rhode Island                                 0.172
South Carolina                               0.460
Tennessee                                    0.187
Texas                                       13.381
Utah                                         0.049
Virginia                                     0.655
Washington                                   4.969
Washington, DC                               2.362
West Virginia                                1.047
Wisconsin                                    0.006
Wyoming                                      0.460

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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                                                                S-6310 N (1/99)


AMERICAN EXPRESS
Financial
Advisors

IDS Tax-Exempt Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.